Concentration and Risks - Summary of Concentration and Risks (Parenthetical) (Detail) - Learning services [Member] - Revenue Benchmark [Member] - Instructor Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Instructor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.00%
Instructor A [Member] | Not more than [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Instructor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.00%
Instructor B [Member] | Not more than [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Instructor C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Instructor C [Member] | Not more than [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%